Schedule H, line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i – Schedule of Assets (Held at End of Year)
CASS INFORMATION SYSTEMS, INC.
401(k) PLAN

Employer Identification Number: 43-1265338
Plan Number: 002

Schedule H, line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
		Pooled Separate Accounts:
*	Principal Life Insurance Company	Core Plus Bond Account	**	$2,355,287
*	Principal Life Insurance Company	U.S. Property Account	**	827,730
*	Principal Life Insurance Company	Real Estate	**	175,556
*	Principal Life Insurance Company	Principal S&P 600 Index Fund	**	1,802,479
		Collective Trust Funds:
*	Principal Global Investors Trust Company	Principal Income Fund	**	2,362,661
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2015 Fund	**	150,404
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2020 Fund	**	3,124,086
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2025 Fund	**	2,055,508
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2030 Fund	**	17,611,522
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2035 Fund	**	11,947,542
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2040 Fund	**	15,021,219
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2045 Fund	**	5,003,007
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2050 Fund	**	13,575,494
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2055 Fund	**	3,597,529
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2060 Fund	**	3,279,480
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2065 Fund	**	1,182,630
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2070 Fund	**	40,712
*	Principal Global Investors Trust Company	Principal Stable Value Fund	**	6,540,369
		Mutual Funds:
	Blackrock	Blackrock Inflation Protected Bond Fund	**	460,773
	Fidelity Investments	Fidelity Extended Market Index Fund	**	10,086,431
	Fidelity Investments	Fidelity Total International Index Fund	**	3,719,094
	Fidelity Investments	Fidelity 500 Index Fund	**	18,307,568
	JP Morgan Funds	JP Morgan Equity Income Fund	**	1,401,302
	MFS Investment Management	MFS Growth Fund	**	7,835,057
	Vanguard Group	Vanguard Total Bond Market Index Fund	**	2,619,273
	Vanguard Group	Vanguard International Growth Fund	**	1,796,672
*	Cass Information Systems, Inc.	Employer Common Stock	**	617,038
*	Participant loans	Interest rates at 5.00% to 10.50%	—	2,110,331
				$139,606,754

*    Party-in-interest.
**    Not included for participant-directed investment programs, as permitted under the instructions to Form 5500.

See accompanying report of independent registered public accounting firm.